Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2013
Trading Activities and Related Risks
Trading Activities and Related Risks

Note 8. Trading Activities and Related Risks

The Partnership, through its Advisors, engages in the speculative trading of a variety of instruments, including U.S. and foreign futures contracts, options on U.S. and foreign futures contracts and forward contracts (collectively, derivatives; see Note 10). These derivatives include both financial and nonfinancial contracts held as part of a diversified trading strategy. Additionally, the Partnership’s speculative trading includes equities and exchange-traded funds. The Partnership is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures and options on futures contracts require margin deposits with FCMs. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. The Partnership utilizes Jefferies Bache, LLC, R.J. O’Brien & Associates, LLC, UBS Securities LLC and Newedge USA LLC as its clearing brokers.

The amount of required margin and good faith deposits with the FCMs and interbank market makers usually ranges from 5% to 35% of the Partnership’s net asset value. The cash deposited with the FCMs and interbank market makers at December 31, 2013 and December 31, 2012 was $54,216,191 and $94,093,764, respectively, which was 12.1% and 14.8% of the net asset value, respectively.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Partnership is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Partnership pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Partnership to potentially unlimited liability; for purchased options the risk of loss is limited to the premiums paid.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership. The counterparty for futures and options on futures contracts traded in the United States and on most non-U.S. futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the nonperformance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional markets rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk. The Partnership trades only with those counterparties that it believes to be creditworthy. All positions of the Partnership are valued each day on a mark-to-market basis. There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Partnership.

Securities sold short represent obligations of the Partnership to deliver specific securities and thereby create a liability to purchase these instruments in the open market at prevailing prices. These transactions may result in market risk not reflected in the consolidated statement of financial condition as the Partnership’s ultimate obligation to satisfy its obligation for trading liabilities may exceed the amount reflected in the consolidated statement of financial condition.

The Partnership maintains deposits with high quality financial institutions in amounts that are in excess of federally insured limits; however, the Partnership does not believe it is exposed to any significant credit risk.

On October 31, 2011, the Securities Investor Protection Corporation (“SIPC”) initiated bankruptcy proceedings and the liquidation of MF Global Holdings Ltd., the parent of MF Global Inc. (“MF Global”), one of the clearing brokers of the Partnership at that time.

To mitigate the concerns of the Limited Partners of the Partnership, and due to the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, on December 16, 2011, the General Partner agreed to purchase from the Partnership all of its rights to or interest in any and all property, claims, foreign secured accounts (and value thereof) and customer segregated accounts (and value thereof) held by the MF Global bankruptcy trustee as of that date (“MF Global Claim”) under the terms of a Transfer of Claim Agreement, as amended. The total MF Global Claim of approximately $12.4 million was purchased by the General Partner for approximately $7.4 million, which represented the General Partner’s estimate of the net realizable value of the MF Global Claim on December 16, 2011. The General Partner’s estimate of the value of the MF Global Claim was based on bids to purchase the MF Global Claim which were received from independent third parties. A copy of the Transfer of Claim Agreement was filed as an exhibit to a Current Report of Form 8-K filed with the SEC on December 19, 2011.

In addition to purchasing the MF Global Claim, the General Partner elected to make an additional payment to Grant Park of approximately $5 million in order to protect the General Partner’s reputation as general partner and sponsor of the Partnership and the goodwill the General Partner has established over 23 years in such business. This payment was recorded by the Partnership as a recovery of a loss on bad debts, which offset the loss realized by the Partnership on the MF Global Claim on the date of the sale to the General Partner. The realized loss of $5 million from the sale of the MF Global Claim and the resulting recovery of $5 million from the payment made by the General Partner are reflected in the operating expenses line on the consolidated statements of operations for the year ended December 31, 2011 and have no effect on the net income (loss) of the Partnership for 2011.

The General Partner has established procedures to actively monitor and minimize market and credit risks. The Limited Partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain specific circumstances, distributions and redemptions received.